Document and Entity Information	Oct. 20, 2021
Document And Entity Information [Line Items]
Entity Registrant Name	GRAY TELEVISION INC
Amendment Flag	false
Entity Central Index Key	0000043196
Document Type	8-K
Document Period End Date	Oct. 20, 2021
Entity Incorporation State Country Code	GA
Entity File Number	001-13796
Entity Tax Identification Number	58-0285030
Entity Address, Address Line One	4370 Peachtree Road
Entity Address, Address Line Two	NE
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30319
City Area Code	404
Local Phone Number	504-9828
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Class A Common Stock Custom [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock (no par value)
Trading Symbol	GTN.A
Security Exchange Name	NYSE
Common Stock Custom [Member]
Document And Entity Information [Line Items]
Security 12b Title	common stock (no par value)
Trading Symbol	GTN
Security Exchange Name	NYSE